                                                           FILE NUMBER 028-00568

                                   FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended September 30, 2000
              If amended report check here:  X   Amendment No. 1
                                           _____


     This Amendment (Check only one.):     [X] is a restatement.
                                           [ ] adds new holdings entries.


Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of November, 2000.



                                           By: /s/ William M. Lane
                                               _________________________________
                                                William M Lane, Vice President
                                                for Robert E. Torray & Co. Inc.

September 30, 2000                        Form 13F - Robert E. Torray & Co. Inc.

                   Item 1                        Item 2       Item 3          Item 4            Item 5

                                                 Title         CUSIP        Fair Market         Total

Name of Issuer                                  of Class      Number           Value            Shares
--------------                                  --------      ------           -----            ------
A T & T Corporation                              common      001957109         107,249,215        3,651,037
                                                                                 5,572,438          189,700
Abbott Laboratories                              common      002824100         212,228,634        4,462,100
                                                                                11,001,207          231,300
American Home Products Corporation               common      02660910           80,332,897        1,420,250
                                                                                 2,460,469           43,500
Archer Daniels Midland Company                   common      03948310           39,798,454        4,614,313
                                                                                 1,344,612          155,897
Bank of America Corporation                      common      060505104          11,601,063          221,500
Bank One Corporation                             common      06423A103         112,231,121        2,905,660
                                                                                 5,373,626          139,123
Boston Scientific Corporation                    common      101137107         123,399,604        7,507,200
                                                                                 6,168,995          375,300
Bristol-Myers Squibb Company                     common      11012210          112,248,918        1,964,970
                                                                                 5,529,701           96,800
CSX Corporation                                  common      126408103          55,273,966        2,534,050
                                                                                 2,669,851          122,400
Carramerica Realty Company                       common      144418100           9,410,775          311,100
Clear Channel Communications                     common      184502102          92,643,050        1,639,700
                                                                                 4,796,850           84,900
Dana Corporation                                 common      235811106           6,802,600          316,400
                                                                                   341,850           15,900
Disney (Walt) Company                            common      254687106         169,634,925        4,434,900
                                                                                 9,271,800          242,400
Du Pont (E.I.) de Nemours                        common      263534109          85,046,326        2,052,400
                                                                                 4,524,975          109,200
Emerson Electric Company                         common      291011104          65,716,950          980,850
                                                                                 6,003,200           89,600
First Union Corporation                          common      337358105          65,588,471        2,037,700
                                                                                 3,411,876          106,000
Franklin Resources, Inc.                         common      354613101         146,861,588        3,305,460
                                                                                 8,072,931          181,700
Gannett Company Inc.                             common      364730101          69,859,300        1,318,100
                                                                                 3,630,500           68,500
General Dynamics Corporation                     common      369550108         137,082,004        2,182,400
                                                                                 6,658,126          106,000
Hughes Electronics Corporation GM  "H"           common      370442832         290,160,156        7,804,200
                                                                                14,686,100          395,000
Gillette Company, The                            common      375766102         101,449,083        3,285,800
                                                                                 5,628,514          182,300
Illinois Tool Works                              common      452308109         160,573,581        2,873,800
                                                                                 8,202,451          146,800
I B M Corporation                                common      459200101          66,656,250          592,500
                                                                                 3,926,250           34,900
Intl Flavors & Fragrances Inc.                   common      459506101          53,014,425        2,904,900
                                                                                 2,755,750          151,000
Johnson & Johnson                                common      478160104          96,999,869        1,032,600
                                                                                 5,025,657           53,500
Kimberly Clark Corporation                       common      494368103         148,374,856        2,658,452
                                                                                 7,272,369          130,300
Markel Corporation                               common      570535104          64,391,171          424,324
                                                                                 3,258,984           21,476
Mellon Financial Corporation                     common      58551A108         133,085,680        2,869,772
                                                                                 7,355,075          158,600
J.P. Morgan & Company                            common      616880100         165,498,882        1,013,000
                                                                                 9,737,151           59,600
Northrop Grumman Corporation                     common      66680710           87,099,150          958,450
                                                                                 3,435,076           37,800
PanAmSat Corporation                             common      697933109          70,452,533        2,205,950
                                                                                 3,513,126          110,000
Procter & Gamble Company                         common      74271810          109,759,400        1,638,200
                                                                                 5,360,000           80,000
Raytheon Company Class A                         common      755111309          65,004,212        2,374,583
                                                                                 2,983,710          108,994
Tribune Company                                  common      89604710          163,571,943        3,749,500
                                                                                 8,349,826          191,400
USA Education Inc.                               common      90390U102         171,945,001        3,568,249
                                                                                 8,244,882          171,100
Xerox Corporation                                common      984121103          83,111,864        5,517,800
                                                                                 4,235,576          281,200

                                                                         ------------------
Total                                                                        3,924,961,421
                                                                         ==================



                   Item 1                               Item 6                  Item 7                     Item 8

                                                        Invest                                               Voting Authority
                                           -----------------------------------            -----------------------------------------
Name of Issuer                              (a)Sole   (b)Shared    (c)Other   Managers      (a) Sole     (b) Shared     (c)None
--------------                              -------   ---------    --------   --------      --------     ----------     -------
A T & T Corporation                            X                                  All         3,651,037
                                               X                                  All                                        189,700
Abbott Laboratories                            X                                  All         4,462,100
                                               X                                  All                                        231,300
American Home Products Corporation             X                                  All         1,420,250
                                               X                                  All                                         43,500
Archer Daniels Midland Company                 X                                  All         4,614,313
                                               X                                  All                                        155,897
Bank of America Corporation                    X                                  All           221,500
Bank One Corporation                           X                                  All         2,905,660
                                               X                                  All                                        139,123
Boston Scientific Corporation                  X                                  All         7,507,200
                                               X                                  All                                        375,300
Bristol-Myers Squibb Company                   X                                  All         1,964,970
                                               X                                  All                                         96,800
CSX Corporation                                X                                  All         2,534,050
                                               X                                  All                                        122,400
Carramerica Realty Company                     X                                  All           311,100
Clear Channel Communications                   X                                  All         1,639,700
                                               X                                  All                                         84,900
Dana Corporation                               X                                  All           316,400
                                               X                                  All                                         15,900
Disney (Walt) Company                          X                                  All         4,434,900
                                               X                                  All                                        242,400
Du Pont (E.I.) de Nemours                      X                                  All         2,052,400
                                               X                                  All                                        109,200
Emerson Electric Company                       X                                  All           980,850
                                               X                                  All                                         89,600
First Union Corporation                        X                                  All         2,037,700
                                               X                                  All                                        106,000
Franklin Resources, Inc.                       X                                  All         3,305,460
                                               X                                  All                                        181,700
Gannett Company Inc.                           X                                  All         1,318,100
                                               X                                  All                                         68,500
General Dynamics Corporation                   X                                  All         2,182,400
                                               X                                  All                                        106,000
Hughes Electronics Corporation GM  "H"         X                                  All         7,804,200
                                               X                                  All                                        395,000
Gilette Company, The                           X                                  All         3,285,800
                                               X                                  All                                        182,300
Illinois Tool Works                            X                                  All         2,873,800
                                               X                                  All                                        146,800
I B M Corporation                              X                                  All           592,500
                                               X                                  All                                         34,900
Intl Flavors & Fragrances Inc.                 X                                  All         2,904,900
                                               X                                  All                                        151,000
Johnson & Johnson                              X                                  All         1,032,600
                                               X                                  All                                         53,500
Kimberly Clark Corporation                     X                                  All         2,658,452
                                               X                                  All                                        130,300
Markel Corporation                             X                                  All           424,324
                                               X                                  All                                         21,476
Mellon Bank Corporation                        X                                  All         2,869,772
                                               X                                  All                                        158,600
J.P. Morgan & Company                          X                                  All         1,013,000
                                               X                                  All                                         59,600
Northrop Grumman Corporation                   X                                  All           958,450
                                               X                                  All                                         37,800
PanAmSat Corporation                           X                                  All         2,205,950
                                               X                                  All                                        110,000
Procter & Gamble Company                       X                                  All         1,638,200
                                               X                                  All                                         80,000
Raytheon Company Class A                       X                                  All         2,374,583
                                               X                                  All                                        108,994
Tribune Company                                X                                  All         3,479,500
                                               X                                  All                                        191,400
USA Education Inc.                             X                                  All         3,568,249
                                               X                                  All                                        171,100
Xerox Corporation                              X                                  All         5,517,800
                                               X                                  All                                        281,200


Total


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